LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The following table summarizes the long-term debt:

	March 31, 2016				December 31, 2015
	Par	Carrying Value	Weighted Average Borrowing Rate	Weighted Average Remaining Maturity	Par	Carrying Value	Weighted Average Borrowing Rate	Weighted Average Remaining Maturity
	(In thousands)			(In years)	(In thousands)			(In years)
Recourse Debt:
March Junior Subordinated Notes (1)	$95,000	$93,476	3.20%	19.6	$95,000	$93,456	2.90%	19.8
October Junior Subordinated Notes (2)	25,000	24,806	4.12%	19.6	25,000	24,803	3.82%	19.8
Senior Notes (3)	40,000	37,955	8.50%	9.6	40,000	37,902	8.50%	9.8
Total Recourse Debt	$160,000	$156,237	4.67%	17.1	$160,000	$156,161	4.44%	17.3

Non-Recourse Consolidated Entities' debt:
Consolidated CLOs and Other (4)	$1,360,725	$1,312,058	0.03%	9.0	$1,385,226	$1,308,558	0.02%	9.1
Total Non-recourse Debt	$1,360,725	$1,312,058	0.03%	9.0	$1,385,226	$1,308,558	0.02%	9.1

Explanatory Notes:
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(1)
March Junior Subordinated Notes bear interest at an annual rate of three month LIBOR plus 2.58% until maturity on October 30, 2035. Prior to April 30, 2015, these notes bore interest at an annual rate of 1%.

(2)	October Junior Subordinated Notes bear interest at an annual rate of three month LIBOR plus 3.50% and mature on October 30, 2035.

(3)
The Senior Notes bear interest at 8.5% and mature on October 30, 2025. As of January 1, 2016, the Company temporarily did not meet certain registration requirements under the indenture (and associated agreements) and incurred additional interest of 25 basis points per annum for the period ended March 31, 2016. Each 90 days thereafter interest will increase by 25 basis points (capped at 1% per annum) until cured. The Company has cured these conditions and expects the additional interest to end in July 2016.

(4)
The subordinated notes of the Consolidated CLOs do not have a stated interest rate and have been excluded from the calculation of the weighted average borrowing rate. As of March 31, 2016 and December 31, 2015, long-term debt of the Consolidated CLOs and Other includes $151.7 million and $153.1 million of credit fund debt, respectively.

The following table summarizes the long-term debt of CIFC LLC and CIFC Corp. (1):

	December 31, 2015				December 31, 2014
	Par	Carrying Value (2)	Weighted Average Borrowing Rate	Weighted Average Remaining Maturity	Par	Carrying Value (2)	Weighted Average Borrowing Rate	Weighted Average Remaining Maturity
	(In thousands)			(In years)	(In thousands)			(In years)
Recourse Debt:
March Junior Subordinated Notes (3)	$95,000	$93,456	2.90%	19.8	$95,000	$93,377	1.00%	20.8
October Junior Subordinated Notes (4)	25,000	24,803	3.82%	19.8	25,000	24,793	3.73%	20.8
Senior Notes (5)	40,000	37,902	8.50%	9.8	—	—	—%	—
Total Recourse Debt of CIFC LLC and CIFC Corp.	$160,000	$156,161	4.44%	17.3	$120,000	$118,170	1.57%	20.8

Non-Recourse Consolidated Entities' debt:
Consolidated CLOs and Other (6)	$1,385,226	$1,308,558	0.02%	9.1	$12,760,565	$11,998,034	1.77%	8.7
Warehouses (7)	—	—	—%	—	51,000	51,000	1.89%	—
Total Non-recourse Debt of CIFC LLC	$1,385,226	$1,308,558	0.02%	9.1	$12,811,565	$12,049,034	1.77%	8.7

Total Non-recourse Debt of CIFC Corp.	$—	$—	—%	0	$12,811,565	$12,049,034	1.77%	8.7

Explanatory Notes:
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(1)
As a result of the Reorganization Transaction (see Note 1 and Note 16), CIFC Corp. made a non-cash distribution in kind of certain of its subsidiary entities holding certain investment assets (e.g. investments in CLOs and Funds) to CIFC LLC. As such, as of December 31, 2015, CIFC Corp. did not consolidate any CLOs.

(2)	Pursuant to the adoption of ASU 2015-03, the carrying values of recourse debt has been presented net of debt issuance costs.

(3)
March Junior Subordinated Notes bear interest at an annual rate of three month LIBOR plus 2.58% until maturity on October 30, 2035. Prior to April 30, 2015, these notes bore interest at an annual rate of 1%.

(4)	October Junior Subordinated Notes bear interest at an annual rate of three month LIBOR plus 3.50% and mature on October 30, 2035.

(5)	The Senior Notes bear interest at 8.5% and mature on October 30, 2025.

(6)
Pursuant to the adoption of ASU 2014-13, Long-term debt of the Consolidated CLOs has been remeasured in accordance with the new guidance (Notes 3 and 5). The subordinated notes of the Consolidated CLOs do not have a stated interest rate and have been excluded from the calculation of the weighted average borrowing rate. As of December 31, 2015, long-term debt of the Consolidated CLOs includes $153.1 million of credit funds.

(7)
Long-term debt of warehouses not held by the Company is recorded at fair value. The fair value excludes the preferred shares of warehouses not held by the Company. As warehouses are generally terminated before the end of their terms, they are excluded from the calculation of the weighted average remaining maturity.